Leases - Summary of statement of profit or loss information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 402,737	₩ 396,214	₩ 398,716
Depreciation of Investment Properties	0	15	1,794
Interest expense relating to lease liabilities	52,035	41,469	36,651
Expense relating to short-term leases	8,804	12,876	7,984
Expense relating to leases of low-value assets that are not short-term leases	26,290	26,813	26,033
Expense relating to variable lease payments not included in lease liabilities	9,288	4,827	8,400
Property and building [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	297,571	305,120	303,984
Machinery and communication line facilities [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	32,794	31,140	41,794
Other [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 72,372	₩ 59,954	₩ 52,938